Accruals and Other Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Accruals and Other Liabilities
Payables for purchase of property, plant and equipment	¥ 3,643,002		¥ 4,445,749
Current portion of deferred revenue/income	3,156,430		1,945,021
Salaries and benefits payable	2,082,972		1,902,119
Payables for marketing events	1,962,341		1,636,911
Payables for R&D expenses	1,924,269		2,318,679
Advance from customers	918,465		911,006
Warranty liabilities	652,633		709,288
Accrued expenses	418,760		422,730
Accrued costs on purchase commitments	336,656		521,443
Current portion of payable to BaaS users	249,917
Interest payables	86,474		135,492
Current portion of finance lease liabilities	13,498		25,311
Other payables	595,662		582,605
Total	¥ 16,041,079	$ 2,197,619	¥ 15,556,354